FHLB Stock (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank (FHLB) Stock, at Cost	$ 2,776,500	$ 2,214,800
Federal Home Loan Bank of Atlanta [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Stock, Membership Component, Percent of Total Assets	0.09%	0.09%
Federal Home Loan Bank Stock, Transaction Component, % of Outstanding Advances	4.30%
Federal Home Loan Bank (FHLB) Stock, at Cost	$ 2,800,000	$ 2,200,000